Subsequent Events (Details) - USD ($) $ in Millions	Nov. 04, 2026	Oct. 31, 2026	Apr. 30, 2026
Subsequent Event [Line Items]
Purchase commitments			$ 305.0
Subsequent Event
Subsequent Event [Line Items]
Purchase commitments		$ 672.0
Customer advance payment commitment, expected advanced payments	$ 200.0